Schedule of Investments (unaudited)
June 30, 2024
 ClearBridge All Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.8%
Communication Services — 3.8%
Interactive Media & Services — 1.9%
Meta Platforms Inc., Class A Shares	60,000	$30,253,200
Wireless Telecommunication Services — 1.9%
T-Mobile US Inc.	170,000	29,950,600

Total Communication Services		60,203,800
Consumer Discretionary — 5.7%
Hotels, Restaurants & Leisure — 1.6%
Airbnb Inc., Class A Shares	60,000	9,097,800 *
Six Flags Entertainment Corp.	500,000	16,570,000 *
Total Hotels, Restaurants & Leisure		25,667,800
Specialty Retail — 4.1%
AutoZone Inc.	6,000	17,784,600 *
Lithia Motors Inc.	45,000	11,360,250
Murphy USA Inc.	75,000	35,209,500
Total Specialty Retail		64,354,350

Total Consumer Discretionary		90,022,150
Consumer Staples — 5.7%
Consumer Staples Distribution & Retail — 2.1%
Performance Food Group Co.	175,000	11,569,250 *
Target Corp.	150,000	22,206,000
Total Consumer Staples Distribution & Retail		33,775,250
Food Products — 1.6%
Nestle SA, ADR	240,000	24,588,000
Personal Care Products — 2.0%
Coty Inc., Class A Shares	1,500,000	15,030,000 *
Haleon PLC, ADR	2,000,000	16,520,000
Total Personal Care Products		31,550,000

Total Consumer Staples		89,913,250
Energy — 11.1%
Energy Equipment & Services — 4.6%
Atlas Energy Solutions Inc.	625,000	12,456,250
Baker Hughes Co.	800,000	28,136,000
Noble Corp. PLC	700,000	31,255,000
Total Energy Equipment & Services		71,847,250
Oil, Gas & Consumable Fuels — 6.5%
ConocoPhillips	220,000	25,163,600
EQT Corp.	650,000	24,037,000
Hess Corp.	160,000	23,603,200
TotalEnergies SE, ADR	450,000	30,006,000
Total Oil, Gas & Consumable Fuels		102,809,800

Total Energy		174,657,050
See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 ClearBridge All Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 22.7%
Banks — 4.2%
Bank of America Corp.	1,150,000	$45,735,500
M&T Bank Corp.	135,000	20,433,600
Total Banks		66,169,100
Capital Markets — 1.7%
Goldman Sachs Group Inc.	60,000	27,139,200
Consumer Finance — 3.0%
Capital One Financial Corp.	150,000	20,767,500
OneMain Holdings Inc.	550,000	26,669,500
Total Consumer Finance		47,437,000
Financial Services — 7.9%
Block Inc.	375,000	24,183,750 *
Corebridge Financial Inc.	800,000	23,296,000
Euronet Worldwide Inc.	125,000	12,937,500 *
Fiserv Inc.	275,000	40,986,000 *
MGIC Investment Corp.	1,100,000	23,705,000
Total Financial Services		125,108,250
Insurance — 5.9%
American International Group Inc.	600,000	44,544,000
Everest Group Ltd.	40,000	15,240,800
Fairfax Financial Holdings Ltd.	28,968	32,914,835
Total Insurance		92,699,635

Total Financials		358,553,185
Health Care — 9.3%
Biotechnology — 4.7%
AbbVie Inc.	230,000	39,449,600
Biogen Inc.	40,000	9,272,800 *
Gilead Sciences Inc.	375,000	25,728,750
Total Biotechnology		74,451,150
Health Care Equipment & Supplies — 1.1%
Medtronic PLC	225,000	17,709,750
Life Sciences Tools & Services — 1.0%
ICON PLC	50,000	15,673,500 *
Pharmaceuticals — 2.5%
Johnson & Johnson	270,000	39,463,200

Total Health Care		147,297,600
Industrials — 8.7%
Aerospace & Defense — 0.8%
Boeing Co.	70,000	12,740,700 *
Commercial Services & Supplies — 1.4%
Clean Harbors Inc.	100,000	22,615,000 *
Electrical Equipment — 0.9%
GE Vernova Inc.	80,000	13,720,800 *
See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2024 Quarterly Report

 ClearBridge All Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — 2.5%
Canadian Pacific Kansas City Ltd.	190,000	$14,958,700
Uber Technologies Inc.	350,000	25,438,000 *
Total Ground Transportation		40,396,700
Machinery — 0.6%
Hillman Solutions Corp.	1,000,000	8,850,000 *
Passenger Airlines — 1.0%
Alaska Air Group Inc.	400,000	16,160,000 *
Trading Companies & Distributors — 1.5%
GATX Corp.	90,000	11,912,400
WESCO International Inc.	75,000	11,889,000
Total Trading Companies & Distributors		23,801,400

Total Industrials		138,284,600
Information Technology — 10.9%
Electronic Equipment, Instruments & Components — 1.0%
Zebra Technologies Corp., Class A Shares	50,000	15,446,500 *
Semiconductors & Semiconductor Equipment — 4.5%
Marvell Technology Inc.	250,000	17,475,000
Micron Technology Inc.	300,000	39,459,000
Skyworks Solutions Inc.	140,000	14,921,200
Total Semiconductors & Semiconductor Equipment		71,855,200
Software — 4.2%
Gen Digital Inc.	800,000	19,984,000
Oracle Corp.	325,000	45,890,000
Total Software		65,874,000
Technology Hardware, Storage & Peripherals — 1.2%
Seagate Technology Holdings PLC	190,000	19,621,300

Total Information Technology		172,797,000
Materials — 8.1%
Chemicals — 3.0%
Air Liquide SA	114,950	19,838,921 (a)
Corteva Inc.	350,000	18,879,000
Olin Corp.	170,000	8,015,500
Total Chemicals		46,733,421
Construction Materials — 2.0%
Vulcan Materials Co.	125,000	31,085,000
Metals & Mining — 3.1%
Freeport-McMoRan Inc.	750,000	36,450,000
Wheaton Precious Metals Corp.	250,000	13,105,000
Total Metals & Mining		49,555,000

Total Materials		127,373,421
Real Estate — 2.7%
Residential REITs — 1.1%
American Homes 4 Rent, Class A Shares	450,000	16,722,000
Specialized REITs — 1.6%
American Tower Corp.	130,000	25,269,400

Total Real Estate		41,991,400
See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 ClearBridge All Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 8.1%
Electric Utilities — 4.3%
Constellation Energy Corp.		109,999	$22,029,500
Exelon Corp.		600,000	20,766,000
PG&E Corp.		700,000	12,222,000
PPL Corp.		450,000	12,442,500
Total Electric Utilities			67,460,000
Independent Power and Renewable Electricity Producers — 3.8%
AES Corp.		1,600,000	28,112,000
Vistra Corp.		375,000	32,242,500
Total Independent Power and Renewable Electricity Producers			60,354,500

Total Utilities			127,814,500
Total Investments before Short-Term Investments (Cost — $1,090,188,675)			1,528,907,956
	Rate
Short-Term Investments — 3.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.145%	25,300,191	25,300,191 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.235%	25,300,190	25,300,190 (b)(c)

Total Short-Term Investments (Cost — $50,600,381)			50,600,381
Total Investments — 100.0% (Cost — $1,140,789,056)			1,579,508,337
Other Assets in Excess of Liabilities — 0.0%††			11,964
Total Net Assets — 100.0%			$1,579,520,301

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2024, the total market value of investments in Affiliated Companies was $25,300,190 and the cost was $25,300,190 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge All Cap Value Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Materials	$107,534,500	$19,838,921	—	$127,373,421
Other Common Stocks	1,401,534,535	—	—	1,401,534,535
Total Long-Term Investments	1,509,069,035	19,838,921	—	1,528,907,956
Short-Term Investments†	50,600,381	—	—	50,600,381
Total Investments	$1,559,669,416	$19,838,921	—	$1,579,508,337

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2024. The following transactions were effected in such company for the period ended June 30, 2024.

	Affiliate Value at September 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$33,332,321	$76,900,307	76,900,307	$84,932,438	84,932,438

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$684,188	—	$25,300,190

ClearBridge All Cap Value Fund 2024 Quarterly Report